Net interest revenue (Tables)	12 Months Ended
Dec. 31, 2016
Interest Revenue (Expense), Net [Abstract]
Components of Net Interest Revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue
(in millions)	2016	2015	2014
Interest revenue
Non-margin loans	$873	$727	$697
Margin loans	265	207	182
Securities:
Taxable	1,772	1,813	1,603
Exempt from federal income taxes	70	82	100
Total securities	1,842	1,895	1,703
Deposits with banks	104	104	238
Deposits with the Federal Reserve and other central banks	198	170	207
Federal funds sold and securities purchased under resale agreements	233	147	86
Trading assets	60	76	121
Total interest revenue	3,575	3,326	3,234
Interest expense
Deposits in domestic offices	41	30	29
Deposits in foreign offices	(25)	7	54
Federal funds purchased and securities sold under repurchase agreements	36	(6)	(13)
Trading liabilities	6	9	25
Other borrowed funds	8	9	6
Commercial paper	5	2	2
Customer payables	12	7	9
Long-term debt	354	242	242
Total interest expense	437	300	354
Net interest revenue	3,138	3,026	2,880
Provision for credit losses	(11)	160	(48)
Net interest revenue after provision for credit losses	$3,149	$2,866	$2,928